Other employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Other Employee Benefits [Abstract]
Disclosure of detailed information about other employee benefit plans [Table Text Block]
	Year ended
	Dec. 31, 2024	Dec. 31, 2023
Opening defined benefit obligation	$103.2	$87.2
Current service cost[1]	2.8	2.8
Past service cost	1.6	-
Interest cost	4.5	4.5
Benefits paid	(2.9)	(2.7)
Remeasurement actuarial (gain)/loss:
Arising from changes in demographic assumptions	(12.8)	0.5
Arising from changes in financial assumptions	(1.2)	9.3
Arising from experience adjustments	(5.3)	(0.7)
Effects of movements in exchange rates	(8.4)	2.3
Closing defined benefit obligation	$81.5	$103.2

Disclosure of detailed information about other employee benefit plans, balance by member group [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Active members	$26.7	$36.9
Inactive members	54.8	66.3
Closing defined benefit obligation	$81.5	$103.2

Disclosure of detailed information about changes in fair value of assets of other employee benefits plan [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Employer contributions	$2.9	$2.7
Benefits paid	(2.9)	(2.7)
Closing fair value of assets	$-	$-

Disclosure of detailed information about net benefit liability for other employee benefits [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Unfunded benefit obligation	$81.5	$103.2
Vacation accrual and other - non-current	2.3	2.5
Net liability	$83.8	$105.7

Disclosure of detailed information about other employee benefits plan [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Other employee benefits liability - current (note 17)	$3.5	$3.8
Other employee benefits liability - non-current	80.3	101.9
Net liability	$83.8	$105.7

Disclosure of detailed information about employee future benefit expense [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Current service cost [1]	$2.8	$2.8
Past service cost	1.6	-
Net interest cost	4.5	4.5
Components recognized in consolidated statements of income	$8.9	$7.3

Disclosure of detailed information about remeasurement of other long term employee benefits [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Remeasurement on the net defined benefit liability:
Actuarial (gain) loss arising from changes in demographic assumptions	$(12.8)	$0.5
Actuarial (gain) loss arising from changes in financial assumptions	(1.2)	9.3
Actuarial gain arising from changes experience adjustments	(5.3)	(0.7)
Components recognized in statements of comprehensive income	$(19.3)	$9.1

Total other employee future benefit (income) / expense	$(10.4)	$16.4

Disclosure of detailed information about other employee benefit plan, assumptions used [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Defined benefit cost:
Discount rate	4.64%	5.27%
Initial weighted average health care trend rate	5.82%	5.92%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	20.5	20.4
Females	23.9	23.8

	Dec. 31, 2024	Dec. 31, 2023
Defined benefit obligation:
Discount rate	4.74%	4.64%
Initial weighted average health care trend rate	5.67%	5.82%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	20.6	20.5
Females	24.0	23.9
Average longevity at retirement age for current employees (future pensioners) (years)[1] :
Males	22.5	22.4
Females	25.6	25.6